Report Of The Directors Financial Review Risk Report - Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Personal Lending Sector - Loans and advances to customers - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 338,153	$ 309,733
ECL coverage	0.20%	0.20%
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 147,264	$ 133,553
ECL coverage	0.10%	0.10%
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 87,494	$ 80,373
ECL coverage	0.00%	0.00%
US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,870	$ 17,466
ECL coverage	0.10%	0.10%
Financial instruments not credit-impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 327,894	$ 300,492
Collateral value	$ 1,232	$ 1,266
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 144,098	$ 131,227
Collateral value	$ 232	$ 493
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 86,333	$ 79,480
Collateral value	$ 279	$ 284
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,084	$ 15,331
Collateral value	$ 5	$ 8
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 326,510	$ 299,072
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 143,772	$ 130,646
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 86,049	$ 79,180
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,079	$ 15,321
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,384	$ 1,420
ECL coverage	0.10%	0.10%
Financial instruments not credit-impaired | 12-month expected credit losses | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 326	$ 581
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 284	$ 300
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5	$ 10
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – LTV ratio: less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 168,923	$ 160,563
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – LTV ratio: less than 50% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 70,315	$ 66,834
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – LTV ratio: less than 50% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 57,043	$ 54,262
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – LTV ratio: less than 50% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,170	$ 8,060
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 55,287	$ 51,415
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 51% to 60% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,898	$ 20,937
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 51% to 60% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,169	$ 11,591
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 51% to 60% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,330	$ 3,382
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 44,208	$ 40,273
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 61% to 70% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19,903	$ 17,480
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 61% to 70% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,478	$ 5,979
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 61% to 70% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,702	$ 2,473
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 33,049	$ 28,383
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 71% to 80% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,649	$ 15,086
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 71% to 80% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,195	$ 2,986
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 71% to 80% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,610	$ 1,113
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,157	$ 14,191
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 81% to 90% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,127	$ 8,824
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 81% to 90% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,685	$ 2,637
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 81% to 90% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 198	$ 158
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,886	$ 4,247
ECL coverage	0.00%	0.10%
Financial instruments not credit-impaired | 12-month expected credit losses | – 91% to 100% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,880	$ 1,485
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 91% to 100% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,479	$ 1,725
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 91% to 100% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 69	$ 135
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 843	$ 808
ECL coverage	0.10%	0.10%
Financial instruments not credit-impaired | 12-month expected credit losses | – 101% to 110% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 89	$ 334
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 101% to 110% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 281	$ 256
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 101% to 110% | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 5
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 195	$ 184
ECL coverage	0.20%	0.20%
Financial instruments not credit-impaired | 12-month expected credit losses | – 111% to 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 48	$ 46
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 111% to 120% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 41
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – 111% to 120% | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 2
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 346	$ 428
ECL coverage	0.10%	0.20%
Financial instruments not credit-impaired | 12-month expected credit losses | – greater than 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 189	$ 201
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – greater than 120% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 3
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | 12-month expected credit losses | – greater than 120% | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 3
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,163	$ 6,293
Collateral value	$ 69	$ 118
ECL coverage	1.00%	1.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,964	$ 1,280
Collateral value	$ 20	$ 44
ECL coverage	1.00%	1.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,117	$ 868
Collateral value	$ 1	$ 1
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,078	$ 1,440
Collateral value	$ 3	$ 4
ECL coverage	0.30%	0.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,087	$ 6,170
ECL coverage	0.90%	1.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,941	$ 1,234
ECL coverage	1.00%	1.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,116	$ 867
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,074	$ 1,435
ECL coverage	0.30%	0.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 76	$ 123
ECL coverage	7.20%	2.90%
Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23	$ 46
ECL coverage	1.80%	0.20%
Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 1
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 5
ECL coverage	0.00%	0.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,781	$ 3,334
ECL coverage	0.50%	0.70%
Financial instruments not credit-impaired | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,146	$ 917
ECL coverage	0.70%	0.90%
Financial instruments not credit-impaired | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 892	$ 699
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 680	$ 814
ECL coverage	0.20%	0.10%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 923	$ 932
ECL coverage	1.10%	1.10%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 233	$ 113
ECL coverage	1.50%	3.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 95	$ 74
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 184	$ 268
ECL coverage	0.30%	0.40%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 909	$ 853
ECL coverage	1.20%	1.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 262	$ 105
ECL coverage	1.20%	2.20%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 59	$ 43
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 130	$ 231
ECL coverage	0.60%	0.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 894	$ 586
ECL coverage	1.10%	1.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 231	$ 39
ECL coverage	1.00%	3.40%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32	$ 28
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 53	$ 79
ECL coverage	1.30%	0.90%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 425	$ 331
ECL coverage	1.60%	1.70%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36	$ 27
ECL coverage	2.90%	3.10%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25	$ 20
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17	$ 32
ECL coverage	2.70%	1.60%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 155	$ 134
ECL coverage	4.40%	2.40%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 33	$ 33
ECL coverage	1.80%	1.50%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13	$ 3
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 11
ECL coverage	1.10%	0.80%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 45	$ 76
ECL coverage	5.40%	1.50%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20	$ 44
ECL coverage	1.50%	0.10%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 1
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 3
ECL coverage	0.00%	0.50%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 17
ECL coverage	11.10%	4.50%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 1
ECL coverage	4.80%	4.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 1
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21	$ 30
ECL coverage	9.00%	5.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 1
ECL coverage	3.00%	0.60%
Financial instruments not credit-impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 1
ECL coverage	0.00%	0.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,096	$ 2,948
Collateral value	$ 305	$ 372
ECL coverage	13.70%	15.10%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,202	$ 1,046
Collateral value	$ 24	$ 20
ECL coverage	10.30%	11.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 44	$ 25
Collateral value	$ 0	$ 0
ECL coverage	0.50%	0.90%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 708	$ 695
Collateral value	$ 13	$ 22
ECL coverage	0.70%	1.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,725	$ 2,557
ECL coverage	9.00%	12.30%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,177	$ 1,023
ECL coverage	9.90%	10.90%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 44	$ 25
ECL coverage	0.50%	0.90%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 695	$ 671
ECL coverage	0.70%	1.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 371	$ 391
ECL coverage	47.60%	33.60%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25	$ 23
ECL coverage	27.30%	15.80%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13	$ 24
ECL coverage	0.20%	0.40%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,337	$ 1,255
ECL coverage	7.10%	13.60%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 711	$ 638
ECL coverage	7.80%	7.80%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 39	$ 24
ECL coverage	0.50%	0.90%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 279	$ 219
ECL coverage	0.70%	0.90%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 410	$ 359
ECL coverage	7.00%	8.30%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 159	$ 151
ECL coverage	10.00%	11.30%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 1
ECL coverage	0.20%	0.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 126	$ 107
ECL coverage	0.80%	0.90%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 358	$ 336
ECL coverage	7.90%	12.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 136	$ 119
ECL coverage	10.60%	18.40%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 125	$ 105
ECL coverage	0.80%	1.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 309	$ 280
ECL coverage	13.40%	9.90%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 100	$ 70
ECL coverage	18.90%	14.80%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 0
ECL coverage	0.00%	0.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 93	$ 114
ECL coverage	1.10%	0.90%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 178	$ 190
ECL coverage	13.80%	9.40%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 47	$ 33
ECL coverage	12.30%	19.40%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 0
ECL coverage	0.00%	0.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 51	$ 81
ECL coverage	0.00%	1.20%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 133	$ 137
ECL coverage	21.80%	19.80%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24	$ 12
ECL coverage	26.30%	45.90%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21	$ 45
ECL coverage	0.00%	2.20%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 97	$ 73
ECL coverage	36.40%	17.40%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 10
ECL coverage	19.10%	14.30%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7	$ 14
ECL coverage	0.30%	0.60%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62	$ 68
ECL coverage	37.80%	24.20%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6	$ 5
ECL coverage	22.70%	26.40%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 6
ECL coverage	0.30%	0.30%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 212	$ 250
ECL coverage	55.60%	40.80%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – greater than 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8	$ 8
ECL coverage	42.00%	11.10%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – greater than 120% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – greater than 120% | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 4
ECL coverage	0.00%	0.20%